FAIR VALUE MEASURMENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 17, 2014	Dec. 31, 2015
FAIR VALUE MEASURMENTS [Abstract]
Currency hedging transactions, maximum term		1 year
Foreign exchange risk lien		$ 666
Warrants [Member]
Assumptions used in determining fair value of each of the embedded derivatives
Value of ordinary shares (in dollars per share)	$ 6
Dividend yield	0.00%
Risk free interest rate	1.45%
Expected volatility	65.00%
Expected term	3 years 7 months 6 days